CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2020
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common Shares
	Number	Amount
Balance as of December 31, 2018 and 2019	79,377,062	$3,019.7
Reduction of paid-up capital	—	(1,729.1)
Balance as of December 31, 2020	79,377,062	$1,290.6